Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

January 12, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

                        Re:          FlexShares Trust

                                        (File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Trust: FlexShares Morningstar Developed ex-US Markets Factor Tilt Index Fund (the “Fund”).

Selective Review Requested. On behalf of the Trust, we formally request selective review of the Amendment pursuant to Release No. 33-6510. We request that the Commission staff limit its review to certain fund-specific disclosure (“New Disclosure”) as explained below. The disclosure contained in the Amendment is substantially the same, with the exception of the New Disclosure, as that contained in Pre-Effective Amendment No. 2 filed on September 2, 2011. The Pre-Effective Amendment received a full review by Ms. Linda Stirling prior to the Registration Statement becoming effective on September 6, 2011. The New Disclosure is substantively similar to disclosure regarding the Fund contained in the Registration Statement filed on May 5, 2011, which was reviewed by Ms. Stirling. The disclosure with respect to the Fund was removed from the Registration Statement prior to becoming effective.

Acceleration. The Trust currently expects to request acceleration for an effective date of February 28, 2012.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to me at (312) 569-1167, or in my absence, Mark Costley at (202) 230-5108.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:     Craig R. Carberry, Esq.

          Diana McCarthy, Esq.